Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Total	Issuance of common stock and prefunded warrants in financing	Issuance of common stock	Common Stock	Common Stock Issuance of common stock and prefunded warrants in financing	Common Stock Issuance of common stock	Additional Paid-in Capital	Additional Paid-in Capital Issuance of common stock and prefunded warrants in financing	Additional Paid-in Capital Issuance of common stock	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022				646
Beginning balance at Dec. 31, 2022	$ (1,625)			$ 0			$ 16,871			$ (18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	388						388
Prefunded warrant exercise (in shares)				1,028
Net loss	$ (13,037)									(13,037)
Ending balance (in shares) at Dec. 31, 2023	2,909			2,909
Ending balance at Dec. 31, 2023	$ 259			$ 0			31,792			(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	37						37
Fractional share adjustment (in shares)				(1)
Issuance of common stock and prefunded warrants in financing (in shares)				1,495
Issuance of common stock and prefunded warrants in financing	4,389						4,389
Prefunded warrant exercise (in shares)				10,047
Net loss	(1,887)									(1,887)
Ending balance (in shares) at Mar. 31, 2024				14,450
Ending balance at Mar. 31, 2024	$ 2,798						36,218			(33,420)
Beginning balance (in shares) at Dec. 31, 2023	2,909			2,909
Beginning balance at Dec. 31, 2023	$ 259			$ 0			31,792			(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,259)
Ending balance (in shares) at Sep. 30, 2024				295,453
Ending balance at Sep. 30, 2024	$ 3,660			$ 0			41,453			(37,793)
Beginning balance (in shares) at Dec. 31, 2023	2,909			2,909
Beginning balance at Dec. 31, 2023	$ 259			$ 0			31,792			(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	148						148
Fractional share adjustment (in shares)				(12)
Issuance of common stock and prefunded warrants in financing (in shares)				330,642
Issuance of common stock and prefunded warrants in financing	11,166			$ 0			11,166
Prefunded warrant exercise (in shares)				191,946
Net loss	$ (8,207)									(8,207)
Ending balance (in shares) at Dec. 31, 2024	525,485			525,485
Ending balance at Dec. 31, 2024	$ 4,032			$ 0			43,772			(39,740)
Beginning balance (in shares) at Mar. 31, 2024				14,450
Beginning balance at Mar. 31, 2024	2,798						36,218			(33,420)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	37						37
Fractional share adjustment (in shares)				(11)
Issuance of common stock and prefunded warrants in financing (in shares)				20,816
Issuance of common stock and prefunded warrants in financing	4,134						4,134
Prefunded warrant exercise (in shares)				11,905
Net loss	(2,250)									(2,250)
Ending balance (in shares) at Jun. 30, 2024				47,160
Ending balance at Jun. 30, 2024	4,719			$ 0			40,389			(35,670)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	37						37
Issuance of common stock and prefunded warrants in financing (in shares)				123,141
Issuance of common stock and prefunded warrants in financing	1,027						1,027
Prefunded warrant exercise (in shares)				125,152
Net loss	(2,123)									(2,123)
Ending balance (in shares) at Sep. 30, 2024				295,453
Ending balance at Sep. 30, 2024	$ 3,660			$ 0			41,453			(37,793)
Beginning balance (in shares) at Dec. 31, 2024	525,485			525,485
Beginning balance at Dec. 31, 2024	$ 4,032			$ 0			43,772			(39,740)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	220						220
Fractional share adjustment (in shares)				(127)
Fractional share adjustment	(1)						(1)
Net loss	(3,046)									(3,046)
Ending balance (in shares) at Mar. 31, 2025				525,358
Ending balance at Mar. 31, 2025	$ 1,205						43,991			(42,786)
Beginning balance (in shares) at Dec. 31, 2024	525,485			525,485
Beginning balance at Dec. 31, 2024	$ 4,032			$ 0			43,772			(39,740)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,297)
Ending balance (in shares) at Sep. 30, 2025				3,268,727
Ending balance at Sep. 30, 2025	1,993			$ 0			51,030			(49,037)
Beginning balance (in shares) at Mar. 31, 2025				525,358
Beginning balance at Mar. 31, 2025	1,205						43,991			(42,786)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	41						41
Issuance of common stock and prefunded warrants in financing (in shares)					1,388,888	582,554
Issuance of common stock and prefunded warrants in financing		$ 4,143	$ 825					$ 4,143	$ 825
Net loss	(2,892)									(2,892)
Ending balance (in shares) at Jun. 30, 2025				2,496,800
Ending balance at Jun. 30, 2025	3,322			$ 0			49,000			(45,678)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	465						465
Issuance of common stock and prefunded warrants in financing (in shares)				771,927
Issuance of common stock and prefunded warrants in financing	1,565						1,565
Net loss	(3,359)									(3,359)
Ending balance (in shares) at Sep. 30, 2025				3,268,727
Ending balance at Sep. 30, 2025	$ 1,993			$ 0			$ 51,030			$ (49,037)